Segment Information (Tables)	9 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Schedule of Reconciliation of Profit Under IFRS and US GAAP

A reconciliation from consolidated trading profit under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the three and nine months ended September 30, 2014 and 2013 is provided below (in millions).

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Trading Profit under IFRS	$570	$674	$1,881	$2,040
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries and affiliates:
Accounting for development costs, net	(39)	(75)	(181)	(240)
Restructuring	(56)	(3)	(98)	(32)
Interest expenses of Industrial Activities, net of interest income and eliminations	(150)	(128)	(449)	(382)
Other	(66)	(33)	(190)	(159)

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$259	$435	$963	$1,227

Schedule of Profit by Reportable Segment

The following summarizes trading profit under IFRS by reportable segment (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Agricultural Equipment	$398	$545	$1,451	$1,618
Construction Equipment	29	(40)	64	(56)
Commercial Vehicles	2	25	(111)	10
Powertrain	52	47	147	115
Eliminations and Other	(28)	(18)	(63)	(41)

Total Trading profit of Industrial Activities under IFRS	$453	$559	$1,488	$1,646

Financial Services	117	115	393	394

Trading profit under IFRS	$570	$674	$1,881	$2,040

Summary of Operating Segment Information

A summary of additional reportable segment information for the three and nine months ended September 30, 2014 and 2013 is as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Revenues:
Agricultural Equipment	$3,659	$4,138	$11,801	$12,621
Construction Equipment	841	733	2,546	2,426
Commercial Vehicles	2,565	2,723	7,675	7,846
Powertrain	1,027	1,010	3,484	3,090
Eliminations and Other	(644)	(694)	(2,177)	(2,190)

Net revenues of Industrial Activities under IFRS	7,448	7,910	23,329	23,793
Financial Services	504	462	1,541	1,427
Eliminations and Other	(135)	(136)	(401)	(404)

Net revenues under IFRS	7,817	8,236	24,469	24,816
Differences, principally classification proceeds from the final sale of equipment sold under buy-back commitment or leased, net of finance income of Industrial Activities	(78)	(70)	(279)	(270)

Revenues under U.S. GAAP	$7,739	$8,166	$24,190	$24,546